UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 8372

Travelers Series Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

TRAVELERS SERIES FUND INC.

SMITH BARNEY LARGE CAPITALIZATION

GROWTH PORTFOLIO

FORM N-Q

JULY 31, 2005

SMITH BARNEY LARGE CAPITALIZATION GROWTH PORTFOLIO

Schedule of Investments (unaudited)	July 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 100.7%
CONSUMER DISCRETIONARY - 24.0%
Internet & Catalog Retail - 12.4%
570,000	Amazon.com Inc. *	$25,746,900
251,900	eBay Inc. *	10,524,382
503,000	IAC/InterActiveCorp *	13,430,100

		49,701,382

Media - 6.0%
862,520	Time Warner Inc.	14,680,090
363,315	Walt Disney Co.	9,315,397

		23,995,487

Specialty Retail - 5.6%
140,700	Bed Bath & Beyond Inc. *	6,458,130
374,050	Home Depot Inc.	16,274,915

		22,733,045

	TOTAL CONSUMER DISCRETIONARY	96,429,914

CONSUMER STAPLES - 9.8%
Beverages - 3.1%
287,390	Coca-Cola Co.	12,576,186

Food Products - 2.5%
143,340	Wm. Wrigley Jr. Co.	10,197,208

Personal Products - 4.2%
313,695	Gillette Co.	16,836,011

	TOTAL CONSUMER STAPLES	39,609,405

FINANCIALS - 12.3%
Capital Markets - 6.6%
251,930	Merrill Lynch & Co. Inc.	14,808,445
221,670	Morgan Stanley	11,759,594

		26,568,039

Insurance - 5.7%
171,156	American International Group Inc.	10,303,591
151	Berkshire Hathaway Inc., Class A Shares *	12,608,500

		22,912,091

	TOTAL FINANCIALS	49,480,130

HEALTH CARE - 23.5%
Biotechnology - 14.7%
287,280	Amgen Inc. *	22,910,580
265,950	Biogen Idec Inc. *	10,449,176
287,400	Genentech Inc. *	25,673,442

		59,033,198

Pharmaceuticals - 8.8%
215,850	Eli Lilly & Co.	12,156,672
158,170	Johnson & Johnson	10,116,553
503,070	Pfizer Inc.	13,331,355

		35,604,580

	TOTAL HEALTH CARE	94,637,778

INDUSTRIALS - 2.5%
Industrial Conglomerates - 2.5%
287,220	General Electric Co.	9,909,090

INFORMATION TECHNOLOGY - 28.6%
Communications Equipment - 8.5%
502,808	Cisco Systems Inc. *	9,628,773
397,100	Juniper Networks Inc. *	9,526,429

See Notes to Schedule of Investments

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SMITH BARNEY LARGE CAPITALIZATION GROWTH PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
Communications Equipment (continued)
719,680	Motorola Inc.	$15,242,823

		34,398,025

Computers & Peripherals - 3.3%
329,300	Dell Inc. *	13,326,771

Internet Software & Services - 1.5%
251,900	Akamai Technologies Inc. *	3,846,513
60,000	Yahoo! Inc. *	2,000,400

		5,846,913

Semiconductors & Semiconductor Equipment - 9.7%
502,900	Intel Corp.	13,648,706
575,360	Texas Instruments Inc.	18,273,433
251,080	Xilinx Inc.	7,118,118

		39,040,257

Software - 5.6%
107,900	Electronic Arts Inc. *	6,215,040
427,900	Microsoft Corp.	10,958,519
363,900	Red Hat Inc. *	5,545,836

		22,719,395

	TOTAL INFORMATION TECHNOLOGY	115,331,361

	TOTAL INVESTMENTS - 100.7% (COST - $307,897,877#)	405,397,678

	Liabilities in Excess of Other Assets - (0.7)%	(3,015,636)

	TOTAL NET ASSETS - 100.0%	$402,382,042

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments

2

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Large Capitalization Growth Portfolio (the “Fund”), is a separate diversified investment fund of Travelers Series Fund Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$103,432,604
Gross unrealized depreciation	(5,932,803)

Net unrealized appreciation	$97,499,801

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Travelers Series Fund Inc.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
Chief Executive Officer

Date	September 29, 2005

By	/S/ JAMES M. GIALLANZA
Chief Financial Officer

Date	September 29, 2005